Annual Fund Operating Expenses	Jan. 31, 2026
Advisors Capital Total Return – Equity Fund | Advisors Capital Total Return – Equity Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	1.87%
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	1.87%
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	2.03%
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.91%
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution or Similar (Non 12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.96%
Advisors Capital International Fund | Advisors Capital International Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution or Similar (Non 12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.88%